Offerings	Mar. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered	9,299,832
Proposed Maximum Offering Price per Unit	20.01
Maximum Aggregate Offering Price	$ 186,089,638.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,698.98
Offering Note
1.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Common Stock, $0.00001 par value per share (the “Common Stock”) of Damora Therapeutics, Inc. (the “Registrant”) as may become issuable under the 2026 Damora Therapeutics, Inc. Equity Incentive Plan (the “2026 Plan”) to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the applicable plans. The proposed maximum offering prices per unit have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Capital Market, on March 19, 2026g

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered	619,989
Proposed Maximum Offering Price per Unit	20.01
Maximum Aggregate Offering Price	$ 12,405,979.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,713.27
Offering Note
2.
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under the 2026 Damora Therapeutics, Inc. Employee Stock Purchase Plan (the “ESPP”) to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the applicable plans. The proposed maximum offering prices per unit have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Capital Market, on March 19, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered	434,508
Proposed Maximum Offering Price per Unit	7.19
Maximum Aggregate Offering Price	$ 3,124,112.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 431.44
Offering Note
3.
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under the outstanding options under the Damora Therapeutics, Inc. 2025 Equity Incentive Plan (the “Assumed Options”), which were assumed by the Registrant and converted into stock options to purchase shares of Common Stock, to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the applicable plans. The proposed maximum offering prices per unit have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the weighted average exercise price of the Assumed Options.